Visualix Acquisition	12 Months Ended
Dec. 31, 2022
Visualix Acquisition [Abstract]
Visualix Acquisition

Note 5 — Visualix Acquisition

On April 23, 2021 (the “Closing Date”), the Company entered a certain asset purchase agreement by and among the Company, Visualix GmbH i.L. (the “Visualix”), Darius Vahdat-Pajouh and Michal Bucko (each, a “Founder,” and collectively, the “Founders”), and Future Energy Ventures Management GmbH (“FEVM”).

Prior to the Closing Date, Visualix owned and operated certain computer vision, robust localization, large-scale navigation, mapping, and 3D reconstruction technologies (collectively, the “Underlying Technology”). In accordance with the terms of the asset purchase agreement, the Company purchased from Visualix the entirety of its assets consisting primarily of intellectual property including the underlying technology. Additionally, the Company purchased certain patent applications related to the underlying technology from FEVM. The Company acquired Visualix to rapidly advance our 3D mapping and to add augmented reality and computer vision capabilities to our product and our product/engineering teams. This innovation is important to our product roadmap and will allow us to stay ahead of the competition.

In consideration of the transactions (the “Consideration”) contemplated by the Asset Purchase Agreement, the Company:

1.      remitted a cash payment in the amount of Fifty Thousand Euros (EUR €50,000) to Visualix

2.      issued 4,224 shares of Common Stock to Visualix; and

3.      issued 704 to shares of Common Stock to FEVM.

The asset purchase agreement includes customary representations and warranties, as well as certain covenants, including, inter alia, that the Founders are hired as employees of Inpixon GmbH and Visualix and the Founders shall not, for a period of two (2) years following the Closing Date, directly or indirectly, compete with the Company in the sectors of Mapping and Localization Technology (as defined in the asset purchase agreement).

The following table represents the purchase price (in thousands).

Cash	$61
Stock (4,928 common stock shares at $87.00 per share)	429
Total Purchase Price	$490
Developed Technology	$429
Non-compete Agreements	61
Total Purchase Price	$490